Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands		Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock		Additional Paid-in Capital		Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment
Redeemable Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2017	[1]	71,692,000
Redeemable Convertible Preferred Stock, beginning balance at Dec. 31, 2017	[1]	$ 153,074
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series G redeemable convertible preferred stock to settle Barking Dog Ventures, Ltd. holdback (in shares)	[1]	17,233,000
Issuance of Series G redeemable convertible preferred stock to settle Barking Dog Ventures, Ltd. holdback	[1]	$ 123,655
Issuance of Series G redeemable convertible preferred stock and common stock for acquisition of Barking Dog Ventures, Ltd. (in shares)	[1]	1,380,000
Issuance of Series G redeemable convertible preferred stock and common stock for acquisition of Barking Dog Ventures, Ltd.	[1]	$ 10,007
Redeemable Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2018	[1]	90,305,000
Redeemable Convertible Preferred Stock, ending balance at Dec. 31, 2018	[1]	$ 286,736
Beginning balance (in shares) at Dec. 31, 2017	[1]			25,521,000
Beginning balance at Dec. 31, 2017		$ (53,599)		$ 3	[1]	$ 29,441	[1]	$ (30)	$ (83,013)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]		Accounting Standards Update 2014-09
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization (in shares)	[1]			1,337,000
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization		$ 4,304				4,304	[1]
Issuance of common stock from exercises of stock options (in shares)	[1]			1,920,000
Issuance of common stock from exercises of stock options		726				726	[1]
Stock-based compensation		6,682				6,682	[1]
Issuance of common stock warrants		239				239	[1]
Foreign currency translation adjustments		(12)						(12)
Unrealized gain (loss) on available-for-sale securities		23						23
Net loss		(64,677)							(64,677)
Ending balance (in shares) at Dec. 31, 2018	[1]			28,778,000
Ending balance at Dec. 31, 2018		$ (106,314)	$ 612	$ 3	[1]	41,392	[1]	(19)	(147,690)	$ 612
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series G redeemable convertible preferred stock to settle Barking Dog Ventures, Ltd. holdback (in shares)	[1]	500,000
Issuance of Series G redeemable convertible preferred stock to settle Barking Dog Ventures, Ltd. holdback	[1]	$ 3,629
Redeemable Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2019	[2]	90,805,000
Redeemable Convertible Preferred Stock, ending balance at Dec. 31, 2019	[2]	$ 290,365
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization (in shares)	[1]			1,000
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization		$ 4				4	[1]
Issuance of common stock from exercises of stock options (in shares)		966,000		835,000	[1]
Issuance of common stock from exercises of stock options		$ 773				773	[1]
Stock-based compensation		4,067				4,067	[1]
Issuance of common stock warrants		687				687	[1]
Foreign currency translation adjustments		117						117
Unrealized gain (loss) on available-for-sale securities		71						71
Net loss		(51,714)							(51,714)
Ending balance (in shares) at Dec. 31, 2019	[1]			29,614,000
Ending balance at Dec. 31, 2019		$ (151,697)		$ 3	[2]	46,923	[1]	169	(198,792)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series G redeemable convertible preferred stock to settle Barking Dog Ventures, Ltd. holdback (in shares)	[2]	9,000
Issuance of Series G redeemable convertible preferred stock to settle Barking Dog Ventures, Ltd. holdback	[2]	$ 62
Redeemable Convertible Preferred Stock, ending balance (in shares) at Mar. 31, 2020	[2]	90,814,000
Redeemable Convertible Preferred Stock, ending balance at Mar. 31, 2020	[2]	$ 290,427
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock from exercises of stock options (in shares)	[2]			128,000
Issuance of common stock from exercises of stock options		134				134	[2]
Stock-based compensation		1,585				1,585	[2]
Issuance of common stock warrants		657				657	[2]
Foreign currency translation adjustments		141						141
Unrealized gain (loss) on available-for-sale securities		(115)						(115)
Net loss		(20,545)							(20,545)
Ending balance (in shares) at Mar. 31, 2020	[2]			29,742,000
Ending balance at Mar. 31, 2020		$ (169,840)		$ 3	[2]	49,299	[2]	195	(219,337)
Redeemable Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2019	[2]	90,805,000
Redeemable Convertible Preferred Stock, beginning balance at Dec. 31, 2019	[2]	$ 290,365
Redeemable Convertible Preferred Stock, ending balance (in shares) at Sep. 30, 2020	[2]	90,814,000
Redeemable Convertible Preferred Stock, ending balance at Sep. 30, 2020	[2]	$ 290,427
Beginning balance (in shares) at Dec. 31, 2019	[1]			29,614,000
Beginning balance at Dec. 31, 2019		(151,697)		$ 3	[2]	46,923	[1]	169	(198,792)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustments		(27)
Unrealized gain (loss) on available-for-sale securities		(64)
Net loss		(48,983)
Ending balance (in shares) at Sep. 30, 2020	[2]			30,015,000
Ending balance at Sep. 30, 2020		$ (195,405)		$ 3	[2]	52,289	[2]	78	(247,775)
Redeemable Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2019	[2]	90,805,000
Redeemable Convertible Preferred Stock, beginning balance at Dec. 31, 2019	[2]	$ 290,365
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series G redeemable convertible preferred stock to settle Barking Dog Ventures, Ltd. holdback (in shares)	[1]	9,000
Issuance of Series G redeemable convertible preferred stock to settle Barking Dog Ventures, Ltd. holdback	[1]	$ 62
Redeemable Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2020	[3]	90,814,000
Redeemable Convertible Preferred Stock, ending balance at Dec. 31, 2020	[3]	$ 290,427
Beginning balance (in shares) at Dec. 31, 2019	[1]			29,614,000
Beginning balance at Dec. 31, 2019		$ (151,697)		$ 3	[2]	46,923	[1]	169	(198,792)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock from exercises of stock options (in shares)		907,000		784,000	[1]
Issuance of common stock from exercises of stock options		$ 788				788	[1]
Stock-based compensation		5,541				5,541	[1]
Issuance of common stock warrants		657				657	[1]
Foreign currency translation adjustments		148						148
Unrealized gain (loss) on available-for-sale securities		(64)						(64)
Net loss		(57,485)							(57,485)
Ending balance (in shares) at Dec. 31, 2020	[3]			30,398,000
Ending balance at Dec. 31, 2020		$ (202,112)		$ 3	[1]	53,909	[1]	253	(256,277)
Redeemable Convertible Preferred Stock, beginning balance (in shares) at Mar. 31, 2020	[2]	90,814,000
Redeemable Convertible Preferred Stock, beginning balance at Mar. 31, 2020	[2]	$ 290,427
Redeemable Convertible Preferred Stock, ending balance (in shares) at Jun. 30, 2020	[2]	90,814,000
Redeemable Convertible Preferred Stock, ending balance at Jun. 30, 2020	[2]	$ 290,427
Beginning balance (in shares) at Mar. 31, 2020	[2]			29,742,000
Beginning balance at Mar. 31, 2020		(169,840)		$ 3	[2]	49,299	[2]	195	(219,337)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock from exercises of stock options (in shares)	[2]			86,000
Issuance of common stock from exercises of stock options		117				117	[2]
Stock-based compensation		894				894	[2]
Foreign currency translation adjustments		(281)						(281)
Unrealized gain (loss) on available-for-sale securities		155						155
Net loss		(18,079)							(18,079)
Ending balance (in shares) at Jun. 30, 2020	[2]			29,828,000
Ending balance at Jun. 30, 2020		$ (187,034)		$ 3	[2]	50,310	[2]	69	(237,416)
Redeemable Convertible Preferred Stock, ending balance (in shares) at Sep. 30, 2020	[2]	90,814,000
Redeemable Convertible Preferred Stock, ending balance at Sep. 30, 2020	[2]	$ 290,427
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock from exercises of stock options (in shares)	[2]			187,000
Issuance of common stock from exercises of stock options		190				190	[2]
Stock-based compensation		1,789				1,789	[2]
Foreign currency translation adjustments		113						113
Unrealized gain (loss) on available-for-sale securities		(104)						(104)
Net loss		(10,359)							(10,359)
Ending balance (in shares) at Sep. 30, 2020	[2]			30,015,000
Ending balance at Sep. 30, 2020		$ (195,405)		$ 3	[2]	52,289	[2]	78	(247,775)
Redeemable Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2020	[3]	90,814,000
Redeemable Convertible Preferred Stock, beginning balance at Dec. 31, 2020	[3]	$ 290,427
Redeemable Convertible Preferred Stock, ending balance (in shares) at Mar. 31, 2021	[3]	90,814,000
Redeemable Convertible Preferred Stock, ending balance at Mar. 31, 2021	[3]	$ 290,427
Beginning balance (in shares) at Dec. 31, 2020	[3]			30,398,000
Beginning balance at Dec. 31, 2020		(202,112)		$ 3	[1]	53,909	[1]	253	(256,277)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock from exercises of stock options (in shares)	[3]			470,000
Issuance of common stock from exercises of stock options		666				666	[3]
Stock-based compensation		1,001				1,001	[3]
Foreign currency translation adjustments		21						21
Net loss		(10,591)							(10,591)
Ending balance (in shares) at Mar. 31, 2021	[3]			30,868,000
Ending balance at Mar. 31, 2021		$ (211,015)		$ 3	[3]	55,576	[3]	274	(266,868)
Redeemable Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2020	[3]	90,814,000
Redeemable Convertible Preferred Stock, beginning balance at Dec. 31, 2020	[3]	$ 290,427
Redeemable Convertible Preferred Stock, ending balance (in shares) at Sep. 30, 2021	[3]	0
Redeemable Convertible Preferred Stock, ending balance at Sep. 30, 2021	[3]	$ 0
Beginning balance (in shares) at Dec. 31, 2020	[3]			30,398,000
Beginning balance at Dec. 31, 2020		$ (202,112)		$ 3	[1]	53,909	[1]	253	(256,277)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock from exercises of stock options (in shares)		2,881,000
Foreign currency translation adjustments		$ (33)
Unrealized gain (loss) on available-for-sale securities		0
Net loss		(97,933)
Ending balance (in shares) at Sep. 30, 2021	[3]			157,593,000
Ending balance at Sep. 30, 2021		$ 8,497		$ 16	[3]	362,471	[3]	220	(354,210)
Redeemable Convertible Preferred Stock, beginning balance (in shares) at Mar. 31, 2021	[3]	90,814,000
Redeemable Convertible Preferred Stock, beginning balance at Mar. 31, 2021	[3]	$ 290,427
Redeemable Convertible Preferred Stock, ending balance (in shares) at Jun. 30, 2021	[3]	90,814,000
Redeemable Convertible Preferred Stock, ending balance at Jun. 30, 2021	[3]	$ 290,427
Beginning balance (in shares) at Mar. 31, 2021	[3]			30,868,000
Beginning balance at Mar. 31, 2021		(211,015)		$ 3	[3]	55,576	[3]	274	(266,868)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock from exercises of stock options (in shares)	[3]			392,000
Issuance of common stock from exercises of stock options		816				816	[3]
Issuance of common stock from net exercises of warrants (in shares)	[3]			331,000
Stock-based compensation		1,147				1,147	[3]
Foreign currency translation adjustments		8						8
Net loss		(2,806)							(2,806)
Ending balance (in shares) at Jun. 30, 2021	[3]			31,591,000
Ending balance at Jun. 30, 2021		$ (211,850)		$ 3	[3]	57,539	[3]	282	(269,674)
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization (in shares)	[3]	90,814,000
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization	[3]	$ 290,427
Redeemable Convertible Preferred Stock, ending balance (in shares) at Sep. 30, 2021	[3]	0
Redeemable Convertible Preferred Stock, ending balance at Sep. 30, 2021	[3]	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization (in shares)	[3]			90,814,000
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization		290,427		$ 9	[3]	290,418	[3]
Reverse recapitalization transaction, net of costs (in shares)	[3]			32,721,000
Reverse recapitalization transaction, net of costs and acquired liabilities		213,459		$ 4	[3]	213,455	[3]
Earnout liability recognized upon the closing of the reverse recapitalization		(228,082)				(228,082)	[3]
Reclassification of earnout liability upon settlement		33,010				33,010	[3]
Issuance of common stock from exercises of stock options (in shares)	[3]			2,019,000
Issuance of common stock from exercises of stock options		1,856				1,856	[3]
Issuance of common stock from net exercises of warrants (in shares)	[3]			448,000
Taxes paid on net share settlement		(6,719)				(6,719)	[3]
Stock-based compensation		994				994	[3]
Foreign currency translation adjustments		(62)						(62)
Unrealized gain (loss) on available-for-sale securities		0
Net loss		(84,536)							(84,536)
Ending balance (in shares) at Sep. 30, 2021	[3]			157,593,000
Ending balance at Sep. 30, 2021		$ 8,497		$ 16	[3]	$ 362,471	[3]	$ 220	$ (354,210)

[1]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.
[2]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.
[3]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.